Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Details 1
Balance at the beginning of year	$ 2,771	$ 2,839
Total realized and unrealized gains included in income
Total unrealized gains included in other comprehensive income	(9)	164
Net purchases, sales, calls and maturities	(163)	(299)
Transfers into Level 3		67
Balance at the end of period	$ 2,599	$ 2,771